Capital adequacy - Capital requirement (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2020	Dec. 31, 2019
Total capital requirement including buffers
Total CRR capital requirement	kr 9,799	kr 10,993
Total FSA capital requirement (calculated as of March 31, 2020)	kr 13,760	kr 15,606
Total CRR capital requirement (as a percent)	10.50%	12.40%
Total FSA capital requirement (as a percent, calculated as of March 31, 2020)	14.70%	16.40%
Minimum CRR capital requirement	8.00%
Minimum FSA capital requirement	8.00%
Additional Capital requirement according to Swedish FSA
Credit-related concentration risk (for June 30, 2020 calculated as of March 31, 2020)	kr 2,089	kr 2,089
Interest rate risk in the banking book (for June 30, 2020 calculated as of March 31, 2020)	844	844
Pension risk (for June 30, 2020 calculated as of March 31, 2020)	11	11
Other pillar 2 capital requirements (for June 30, 2020 calculated as of March 31, 2020)	936	936
Total Additional Capital requirement according to Swedish FSA (for June 30, 2020 calculated as of March 31, 2020)	kr 3,880	kr 3,880
Credit-related concentration risk (as a percent, for June 30, 2020 calculated as of March 31, 2020)	2.20%	2.20%
Interest rate risk in the banking book (as a percent, for June 30, 2020 calculated as of March 31, 2020)	0.90%	0.90%
Pension risk (as a percent, for June 30, 2020 calculated as of March 31, 2020)	0.00%	0.00%
Other Pillar 2 capital requirements (as a percent, for June 30, 2020 calculated as of March 31, 2020)	1.00%	1.00%
Total Additional Capital requirement according to Swedish FSA (as a percent, for June 30, 2020 calculated as of March 31, 2020)	4.10%	4.10%